SCHEDULE OF DERIVATIVE LIABILITY (Details) - $ / shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Expected term						2 years 9 months
Stock price
Expected volatility
Expected dividends	0.00%	(0.00%)	0.00%	(0.00%)	0.00%	(0.00%)
Risk-free interest rate
Forfeitures	0		0		0
Derivative [Member]
Property, Plant and Equipment [Line Items]
Expected term
Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected term					6 months
Stock price	$ 0.05		$ 0.05		$ 0.10
Expected volatility	139.00%		139.00%		155.00%
Risk-free interest rate	4.74%		4.74%		2.93%
Minimum [Member] | Derivative [Member]
Property, Plant and Equipment [Line Items]
Expected term	1 month		1 month		6 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected term					1 year
Stock price	$ 0.10		$ 0.10		$ 0.43
Expected volatility	163.00%		163.00%		162.00%
Risk-free interest rate	5.09%		5.09%		4.73%
Maximum [Member] | Derivative [Member]
Property, Plant and Equipment [Line Items]
Expected term	1 year		1 year		1 year